Consolidated Statements of Cash Flows - CAD ($) $ in Thousands	12 Months Ended
	Nov. 30, 2021	Nov. 30, 2020
OPERATING ACTIVITIES
Loss for the year	$ (49,034)	$ (20,682)
Adjustment for non-cash items:
Depreciation and amortization	13,707	10,765
Share-based payments	4,633	9,777
Inventory valuation allowance	4,043	9,293
Fair value changes on growth of biological assets and inventory sold	188
Loss on onerous contracts		1,819
Impairment loss on trade receivables	1,005	571
Provision (recovery) for income taxes	(6,454)	(1,909)
Interest expense on lease liability	254	175
Accretion	1,079	712
Foreign exchange (gain) loss	80	(173)
Interest income on promissory note receivable	(217)	(82)
Loss (gain) on disposal of capital assets	(40)	228
Gain on marketable securities and derivatives	(396)	(32)
Gain on remeasurement of contingent consideration	(547)
Working capital adjustments:
Trade and other receivables	(2,038)	5,605
Prepaid expenses and other current assets	1,666	(6,212)
Inventory and biological assets	(29,740)	(16,505)
Contractual obligation	(2,178)	(964)
Accounts payable and accrued liabilities	16,339	(2,435)
Income taxes (paid) recovered	784	(5,603)
Operating activities	(46,866)	(15,652)
INVESTING ACTIVITIES
Acquisition of property, plant and equipment	(16,586)	(23,419)
Acquisition of intangible assets	(191)	(7,921)
Purchase of marketable securities and derivatives	(3,000)
Repayment of promissory note receivable	1,635	1,033
Proceeds from sale of capital assets	178	117
Proceeds from sale of marketable securities and derivatives	1,427
Issuance of promissory note receivable	(755)	(1,000)
Proceeds from redemption of GIC		8,500
Investing activities	(35,401)	(22,690)
FINANCING ACTIVITIES
Proceeds from term loan, net of deferred finance costs		19,337
Proceeds from bought deal, net of share issue costs	79,922
Proceeds from exercise of warrants	19	518
Proceeds from exercise of stock options	2,142	328
Payment on exercise of RSUs	431	261
Payment to settle obligation to issue shares	(348)
Repayments of term loan	(2,304)	(10,500)
Purchase of shares under normal course issuer bid		(98)
Payments on lease liability	(1,093)	(526)
Financing activities	77,907	8,798
Effect of exchange rate changes on cash	69
CHANGE IN CASH	(4,291)	(29,544)
Cash, beginning of year	20,344	49,888
Cash, end of year	16,053	$ 20,344
LYF
INVESTING ACTIVITIES
Acquisition	(3,713)
GR
INVESTING ACTIVITIES
Acquisition	(15,751)
CS
INVESTING ACTIVITIES
Acquisition	$ 1,355